Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
The Company [Member]
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 148,889	$ 159,768
Total capital (to risk-weighted assets), Actual Ratio	16.83%	18.03%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	70,759	70,905
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio	8.00%	8.00%
Tier I capital (to risk-weighted assets), Actual Amount	120,138	134,391
Tier I capital (to risk-weighted assets), Actual, Ratio	13.58%	15.16%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	35,380	35,453
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio	4.00%	4.00%
Tier I Capital (to adjusted average assets), Actual Amount	120,138	134,391
Tier I Capital (to adjusted average assets), Actual Ratio	10.37%	11.52%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	34,762	34,993
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio	3.00%	3.00%
Bank [Member]
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	131,126	130,398
Total capital (to risk-weighted assets), Actual Ratio	15.12%	15.00%
Total capital (to risk-weighted assets), Minimum Capital requirements, Amount	69,375	69,567
Total capital (to risk-weighted assets), Minimum Capital requirements, Ratio	8.00%	8.00%
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	86,715	86,959
Total capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), Actual Amount	120,243	119,498
Tier I capital (to risk-weighted assets), Actual, Ratio	13.87%	13.74%
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Amount	34,686	34,784
Tier I capital (to risk-weighted assets), Minimum Capital requirements, Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Amount	52,029	52,175
Tier I capital (to risk-weighted assets), Well-Capitalized Capital requirements, Ratio	6.00%	6.00%
Tier I Capital (to adjusted average assets), Actual Amount	120,243	119,498
Tier I Capital (to adjusted average assets), Actual Ratio	10.60%	10.45%
Tier I Capital (to adjusted average assets), Minimum Capital requirements, Amount	34,037	34,309
Tier I capital (to adjusted average assets), Minimum Capital requirements, Ratio	3.00%	3.00%
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Amount	$ 56,729	$ 57,181
Tier I capital (to adjusted average assets), Well-Capitalized Capital requirements, Ratio	5.00%	5.00%